Trade receivables (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)
Disclosure of financial assets [line items]
Open accounts | ₪		₪ 121,272		₪ 120,700
Credit cards | ₪		211		161
Checks receivables | ₪		17,160		17,468
Less - provision for return of goods | ₪		(3,252)		(5,131)
Less - estimated credit loss | ₪		(1,374)		(1,897)
Total Trade receivables | ₪		₪ 134,017		₪ 131,301
US Dollars [Member]
Disclosure of financial assets [line items]
Open accounts | $			$ 38,994
Credit cards | $			68
Checks receivables | $			5,518
Less - provision for return of goods | $			(1,046)
Less - estimated credit loss | $			(442)
Total Trade receivables | $	[1]		$ 43,092

[1]	Convenience Translation into US Dollars.